Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 608,064	$ 498,431	$ 487,246
Employee benefit plans: Defined contribution plan	15,296	12,648	12,675
Employee benefit plans: Defined benefit plan	4,339	2,839	2,634
Share-based compensation expense (Refer Note 24)	44,165	38,230	37,520
Employee benefit costs	671,864	552,148	540,075
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	5,155	4,890	4,589
Employee benefit costs	503,748	404,431	399,441
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	4,948	4,327	4,789
Employee benefit costs	46,614	43,601	40,816
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	34,062	29,013	28,142
Employee benefit costs	$ 121,502	$ 104,116	$ 99,818